Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Rental revenue	$ 2,748	$ 0	$ 7,315	$ 0
Other revenue	88	0	268	0
Total revenues	2,836	0	7,583	0
Expenses
Rental property operating	623	0	1,734	0
General and administrative	893	686	3,033	2,242
Performance participation allocation	1,446	0	2,237	0
Depreciation and amortization	1,417	0	4,979	0
Total expenses	4,379	686	11,983	2,242
Other income (expense), net
Income from unconsolidated entities, net	182	35	1,686	35
Income from real estate-related securities	19	0	83	0
Interest expense	(730)	(18)	(1,813)	(18)
Total other income (expense), net	(529)	17	(44)	17
Net loss attributable to Invesco Real Estate Income Trust Inc.	(2,072)	(669)	(4,444)	(2,225)
Dividends to preferred stockholders	(2)	0	(6)	0
Net income attributable to non-controlling interests in consolidated joint ventures	(4)	0	(4)	0
Net loss attributable to common stockholders, basic	(2,078)	(669)	(4,454)	(2,225)
Net loss attributable to common stockholders, diluted	$ (2,078)	$ (669)	$ (4,454)	$ (2,225)
Loss per share:
Net loss per share of common stock, basic (in USD per share)	$ (0.32)	$ (9.22)	$ (0.73)	$ (75.00)
Net loss per share of common stock, diluted (in USD per share)	$ (0.32)	$ (9.22)	$ (0.73)	$ (75.00)
Weighted average shares of common stock outstanding, basic (in shares)	6,544,739	72,534	6,103,685	29,668
Weighted average shares of common stock outstanding, diluted (in shares)	6,544,739	72,534	6,103,685	29,668